Acquisition of Real Estate	6 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

Note 5 — Acquisition of Real Estate

The following describes the Company’s significant acquisition activity during 2014:

Acquisition of North Park Towers

On April 3, 2014, the Company, through BRG North Park Towers, LLC, a Delaware limited liability company and a wholly owned subsidiary of the Operating Partnership, or BRG North Park Towers, acquired all of North Park Towers’, or NPT’s, right, title and interest in a 100% fee simple interest in a 313-unit multifamily property located in Southfield, Michigan, or the NPT Property, pursuant to a contribution agreement, or the NPT Contribution Agreement. As consideration for the 100% fee simple interest of NPT in the NPT Property, or the NPT Consideration, the Operating Partnership issued 282,759 units of limited partnership interest in the Operating Partnership, or OP Units, with an approximate value of $4.1 million (net of assumed mortgages) to NPT, which, subsequent to the one-year anniversary after their receipt by NPT, will be redeemable for cash or exchangeable at the Company’s option for shares of the Company’s Class A common stock on a one-for-one basis, subject to certain adjustments. The NPT Consideration was subject to certain prorations and adjustments typical in a real estate transaction and was based on the value of the equity interest of NPT in the NPT Property, which equity valuation was based on an independent third party appraisal of the NPT Property.
As further consideration for the 100% fee simple interest of NPT in the NPT Property, on April 3, 2014, the Company and the Operating Partnership entered into that certain Joinder By and Agreement of New Indemnitor, or NPT Joinder Agreement, with U.S. Bank National Association, as trustee for the benefit of the holders of COMM 2014-CCRE14 Mortgage Trust Commercial Mortgage Pass-Through Certificates, or the NPT Lender, pursuant to which R. Ramin Kamfar, the Company’s Chairman of the Board and Chief Executive Officer, was released from his obligations under that certain Guaranty of Recourse Obligations dated as of December 24, 2013, and that certain Environmental Indemnity Agreement dated as of December 24, 2013, both of which are related to approximately $11.5 million of indebtedness encumbering the NPT Property, and the Company and the Operating Partnership will serve as replacement guarantors and indemnitors.
In conjunction with the consummation of the NPT Contribution Agreement and the purchase and sale of the NPT Property, BPM received a disposition fee of approximately $468,000, which disposition fee was paid in the form of 32,276 OP Units, which OP Units which would have otherwise been paid to NPT. Additionally, the Former Advisor received an acquisition fee of approximately $390,000 under the Advisory Agreement, which acquisition fee was paid in the form of 26,897 LTIP Units. The Advisory Agreement was terminated in connection with the completion of the IPO.

Acquisition of Interest in Village Green of Ann Arbor

On April 2, 2014, the Company, through BRG Ann Arbor, LLC, a Delaware limited liability company and a wholly owned subsidiary of the Operating Partnership, or BRG Ann Arbor, acquired all of Bluerock Special Opportunity + Income Fund II, LLC’s, or Fund II’s, right, title and interest in and to a 58.6084% limited liability company interest, or the Fund II VG Interest, in BR VG Ann Arbor JV Member, LLC, a Delaware limited liability company, or Ann Arbor JV Member, and all of Bluerock Special Opportunity + Income Fund III, LLC’s, or Fund III’s, right, title and interest in and to a 38.6084% limited liability company interest, or the Fund III VG Interest, in Ann Arbor JV Member, which is the owner and holder of a 50% limited liability company interest in Village Green of Ann Arbor Associates, LLC, a Michigan limited liability company, or VG Ann Arbor, which is the fee simple owner of a 520-unit multifamily property located in Ann Arbor, Michigan, or the Village Green Property. The acquisition of the Fund II VG Interest and the Fund III VG Interest, or collectively, the VG Interests, was made pursuant to a contribution agreement, or the VG Contribution Agreement.
As consideration for the Fund II VG Interest, the Company issued 293,042 unregistered shares of its Class A common stock with an approximate value of $4.2 million to Fund II, and as consideration for the Fund III VG Interest, the Company issued 193,042 unregistered shares of its Class A common stock with an approximate value of $2.8 million to Fund III, or collectively, the VG Consideration. The VG Consideration was subject to certain prorations and adjustments typical in a real estate transaction and was based on the value of the indirect equity interest of Fund II and Fund III in the Village Green Property, which indirect equity valuation was based on an independent third party appraisal of the Village Green Property.
As further consideration for the VG Interests, on April 2, 2014, the Company entered into that certain Consent Agreement with Deutsche Bank Trust Company Americas, as Trustee for the Registered Holders of Wells Fargo Commercial Mortgage Securities Inc. Multifamily Mortgage Pass-Through Certificates, Series 2013-K26, or the VG Lender, VG Ann Arbor, Fund II, Fund III, BRG Ann Arbor, the Operating Partnership and Jonathan Holtzman, which Consent Agreement released Fund II and Fund III from their obligations under that certain Guaranty entered into with the VG Lender, related to an approximate $43.2 million loan originally made by KeyCorp Real Estate Capital Markets, Inc., which loan encumbers the Village Green Property.
In conjunction with the consummation of the VG Contribution Agreement and the purchase and sale of the VG Interests, BR SOIF Manager II, LLC, or Fund II Manager, and BR SOIF III Manager, LLC, or Fund III Manager, received respective disposition fees of approximately $300,000 and $200,000 under the management agreements for Fund II and Fund III, respectively, which disposition fees were paid in the form of 23,322 and 11,523 unregistered shares of the Company’s Class A common stock, which would otherwise have been issued to Fund II and Fund III, respectively. Additionally, the Former Advisor received an acquisition fee of approximately $700,000 under the Advisory Agreement, which was paid in the form of 48,357 LTIP Units. The Advisory Agreement was terminated in connection with the completion of the IPO.

Acquisition of Additional Interest in Springhouse at Newport News

On April 2, 2014, the Company acquired through BEMT Springhouse, LLC, a Delaware limited liability company and a wholly owned subsidiary of the Operating Partnership, all of Bluerock Special Opportunity + Income Fund, LLC's, or Fund I’s, right, title and interest in and to a 49% limited liability company interest, or the Springhouse Interest, in BR Springhouse Managing Member, LLC, a Delaware limited liability company, which is the owner and holder of a 75% limited liability company interest in BR Hawthorne Springhouse JV, LLC, a Delaware limited liability company, which is the sole owner and holder of 100% of the limited liability company interests in BR Springhouse, LLC, a Delaware limited liability company, which is the fee simple owner of a 432-unit multifamily property located in Newport News, Virginia, or the Springhouse Property, in which the Company previously owned a 38.25% indirect equity interest. The acquisition of the Springhouse Interest was made pursuant to a contribution agreement, or the Springhouse Contribution Agreement.
The Company purchased the Springhouse Interest from Fund I in exchange for approximately $3.5 million in cash, or the Springhouse Consideration. The Springhouse Consideration was subject to certain prorations and adjustments typical in a real estate transaction and was based on the value of the indirect equity interest of Fund I in the Springhouse Property, which indirect equity valuation was based on an independent third party appraisal of the Springhouse Property.
As further consideration for the Springhouse Interest, on April 2, 2014, the Company entered into that certain Indemnity Agreement with James G. Babb, III and R. Ramin Kamfar, pursuant to which, subject to certain exceptions, the Company agreed to indemnify and hold Mr. Babb and Mr. Kamfar, or collectively, the Guarantors, harmless from and against any loss, claim, liability or cost incurred by the Guarantors, or either of them, pursuant to the terms of those certain Guaranties provided by the Guarantors in conjunction with the indebtedness encumbering the Springhouse Property in the original principal amount of $23.4 million, or the Springhouse Loan, and the terms of that certain Backstop Agreement pursuant to which the Guarantors and other guarantors of the Springhouse Loan agreed to allocate amongst themselves liability which they might incur under the Guaranties or other guaranties provided in conjunction with the Springhouse Loan and to which the other guarantors are a party.
In conjunction with the consummation of the Springhouse Contribution Agreement and the purchase and sale of the Springhouse Interest, Bluerock received a disposition fee of approximately $350,000 under the management agreement for Fund I, which disposition fee was paid in cash and deducted from the Springhouse Consideration paid to Fund I. Additionally, the Former Advisor received an acquisition fee of approximately $300,000 under the Advisory Agreement, which acquisition fee was paid in the form of 20,593 LTIP Units. The Advisory Agreement was terminated in connection with the completion of the IPO.

Acquisition of Interest in Grove at Waterford

On April 2, 2014, the Company, through BRG Waterford, LLC, a Delaware limited liability company and a wholly owned subsidiary of the Operating Partnership, acquired all of Fund I’s right, title and interest in and to a 10% limited liability company interest, or the Fund I Waterford Interest, in BR Waterford JV Member, LLC, a Delaware limited liability company, or Waterford JV Member, and all of Fund II’s right, title and interest in and to a 90% limited liability company interest, or the Fund II Waterford Interest, in Waterford JV Member, which is the owner and holder of a 60% limited liability company interest in Bell BR Waterford Crossing JV, LLC, a Delaware limited liability company, which is the fee simple owner of a 252-unit multifamily property located in Hendersonville, Tennessee, or the Waterford Property. The acquisition of the Fund I Waterford Interest and the Fund II Waterford Interest, or collectively, the Waterford Interests, was made pursuant to a contribution agreement, or the Waterford Contribution Agreement.
As consideration for the Fund I Waterford Interest, the Company paid approximately $600,000 in cash to Fund I, and as consideration for the Fund II Waterford Interest, the Company issued 361,241 unregistered shares of its Class A common stock with an approximate value of $5.2 million to Fund II, collectively, the Waterford Consideration. The Waterford Consideration was subject to certain prorations and adjustments typical in a real estate transaction and was based on the value of the indirect equity interest of Fund I and Fund II in the Waterford Property, which indirect equity valuation was based on an independent third party appraisal of the Waterford Property.
As further consideration for the Waterford Interests, the Company entered into that certain Assumption and Release Agreement, or the Release Agreement, related to approximately $20.1 million of indebtedness encumbering the Waterford Property, which Release Agreement provides for the assumption by the Company of the obligations of Fund I and Fund II under the terms of that certain Guaranty of Non-Recourse Obligations dated April 4, 2012, related to an approximate $20.1 million loan originally made by Walker & Dunlop, LLC, as subsequently assigned to Fannie Mae, which loan encumbers the Waterford Property.
In conjunction with the consummation of the Waterford Contribution Agreement and the purchase and sale of the Waterford Interests, Fund II Manager received a disposition fee of approximately $300,000 under the management agreement for Fund II, which disposition fee was paid in the form of 22,196 unregistered shares of the Company’s Class A common stock, which shares of Class A common stock would otherwise have been issued to Fund II. Further in connection with the Waterford Contribution Agreement and the purchase and sale of the Waterford Interests, Bluerock received a disposition fee of approximately $50,000 under the management agreement for Fund I, which disposition fee was paid in cash and deducted from the amount payable by the Company to Fund I. Additionally, the Former Advisor received an acquisition fee of approximately $450,000 under the Advisory Agreement, which acquisition fee was paid in the form of 30,828 LTIP Units. The Advisory Agreement was terminated in connection with the completion of the IPO.

Acquisition of Interest in Lansbrook Village

On May 23, 2014, Fund II, sold a 32.67% limited liability company interest in BR Lansbrook JV Member, LLC, or BR Lansbrook JV Member, to BRG Lansbrook, LLC, a wholly owned subsidiary of our Operating Partnership, for a purchase price of approximately $5.4 million in cash, and Fund III, sold a 52.67% limited liability company interest in BR Lansbrook JV Member to BRG Lansbrook, LLC, for a purchase price of approximately $8.8 million in cash. BR Lansbrook JV Member is the owner and holder of a 90% limited liability company interest in BR Carroll Lansbrook JV, LLC, which, as of June 30, 2014, owned 576 condominium units being operated as an apartment community within a 774-unit condominium property known as Lansbrook Village located in Palm Harbor, Florida, or the Lansbrook property. As further consideration for the Lansbrook acquisition, the Company was required to provide certain standard scope non-recourse carveout guarantees (and related hazardous materials indemnity agreements) related to approximately $42.0 million of indebtedness encumbering the Lansbrook property through a joinder to the loan agreement. The transaction was unanimously approved by the independent members of our Board. The purchase price paid for the acquired interest was based on the amounts capitalized by Fund II and Fund III in the Lansbrook property plus an 8% annualized return for the period they held their respective interests in BR Lansbrook JV Member. The approximate dollar value attributed to Mr. Kamfar, as a result of his indirect ownership of Bluerock, was $183,689. Fund II and Fund III will continue to own a 7.33% and 7.33%, respectively, limited liability interest in BR Lansbrook JV Member.
The above acquisitions have been accounted for as business combinations. The purchase prices were allocated to the acquired assets and liabilities based on their estimated fair values at the dates of acquisition. The preliminary measurements of fair value reflected below are subject to change. The Company expects to finalize the valuations and complete the purchase price allocations within one year from the dates of acquisition.
The following table summarizes the Company's preliminary allocations of the purchase prices of assets acquired and liabilities assumed during 2014 which have yet to be finalized:

Preliminary Purchase Price Allocation
Land	$16,252,000
Building	120,983,328
Building improvements	3,192,975
Land improvements	13,753,490
Furniture and fixtures	3,341,114
In-place leases	4,170,018
Total	$161,692,925